INCOME TAXES	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 6. INCOME TAXES

The tax rates applicable in the countries in which Arauco operates are 27% in Chile, 35% in Argentina, 30% in Mexico, 34% in Brazil, 25% in Uruguay and 21% in the United States (federal tax rate).

Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2024	12-31-2023
Deferred tax assets	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	11,125	14,008
Deferred tax assets relating to investments (*)	-	78,061
Deferred tax assets relating to post-employment benefits	23,063	25,726
Deferred tax assets relating to property, plant and equipment	89,655	80,410
Deferred tax assets relating to impairment provision	5,672	12,319
Deferred tax assets relating to financial instruments	87,134	82,535
Deferred tax assets relating to tax loss carry forward	235,828	233,468
Deferred tax assets relating to biological assets	4,806	-
Deferred tax assets relating to inventories	27,374	25,011
Deferred tax assets relating to provisions for income	35,889	16,807
Deferred tax assets relating to allowance for doubtful accounts	3,160	2,384
Deferred tax assets relating to intangible revaluation	215	35
Deferred tax assets relating to other deductible temporary differences	73,791	39,065
Total deferred tax assets	597,712	609,829
Offsetting presentation	(524,303)	(521,262)
Net effect	73,409	88,567
(*) See explanatory text in note 22

Certain subsidiaries of Arauco mainly in Chile and Brazil, as of the date of these consolidated financial statements, present tax losses for which we estimate that, given the projection of future profits, will allow the recovery of the deferred tax assets recorded. The total amount of these tax losses is ThU.S.$ 928,974 (ThU.S.$ 956,949 as of December 31, 2023).

In addition, as of the closing date of these consolidated financial statements, there are ThU.S.$ 129,300 (ThU.S.$ 251,396 as of December 31, 2023) of non-recoverable tax losses mainly from subsidiaries in the United States and Netherlands. The estimated recovery period exceeds the expiry date of such tax losses.

Deferred tax liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2024	12-31-2023
Deferred tax liabilities	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,374,164	1,415,101
Deferred tax liabilities relating to financial instruments	18,887	26,766
Deferred tax liabilities relating to biological assets	469,770	475,592
Deferred tax liabilities relating to inventory	56,101	57,619
Deferred tax liabilities relating to prepaid expenses	34,889	36,837
Deferred tax liabilities relating to intangible	6,089	10,420
Deferred tax liabilities relating to other taxable temporary differences	33,915	42,551
Total deferred tax liabilities	1,993,815	2,064,886
Offsetting presentation	(524,303)	(521,262)
Net effect	1,469,512	1,543,624

The effect of this period in current and deferred tax liabilities related to financial hedging instruments corresponds to a debit of ThU.S.$ 6,075 as of December 31, 2024 (credit of ThU.S.$ 19,610 as of December 31, 2023), which is presented net in reserves for cash flow hedges in the consolidated statement of changes in equity.

Reconciliation of deferred tax assets and liabilities

	Opening balance 01-01-2024	Deferred tax income (expenses)	Deferred tax of ítems charged to equity	Increase (decrease) business combination	Increase (decrease) net exchange differences	Closing balance 12-31-2024
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	14,008	(1,857)	-	-	(1,026)	11,125
Deferred tax assets relating to investments	78,061	57,110	(135,171)	-	-	-
Deferred tax assets relating to post-employment benefits	25,726	(2,866)	207	-	(4)	23,063
Deferred tax assets relating to property, plant and equipment	80,410	10,928	-	644	(2,327)	89,655
Deferred tax assets relating to impairment provision	12,319	(4,408)	-	-	(2,239)	5,672
Deferred tax assets relating to financial instruments	82,535	14,618	(7,337)	-	(2,682)	87,134
Deferred tax assets relating to tax loss carry forward	233,468	7,183	-	-	(4,823)	235,828
Deferred tax assets relating to biological assets	-	4,806	-		-	4,806
Deferred tax assets relating to inventories	25,011	2,634	-	-	(271)	27,374
Deferred tax assets relating to provisions for income	16,807	19,076	-	-	6	35,889
Deferred tax assets relating to allowance for doubtful accounts	2,384	791	-	-	(15)	3,160
Deferred tax assets relating to intangible revaluation	35	180	-	-	-	215
Deferred tax assets relating to other deductible temporary differences	39,065	37,220	-	-	(2,494)	73,791
Total deferred tax assets	609,829	145,415	(142,301)	644	(15,875)	597,712

	Opening balance 01-01-2024	Deferred tax (income) expenses	Deferred tax of items charged to equity	Increase (decrease) business combination	Increase (decrease) net exchange differences	Closing balance 12-31-2024
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,415,101	(29,618)	-	-	(11,319)	1,374,164
Deferred tax liabilities relating to financial instruments	26,766	(6,617)	(1,262)	-	-	18,887
Deferred tax liabilities relating to biological assets	475,592	(8,089)	-	2,649	(382)	469,770
Deferred tax liabilities relating to inventory	57,619	(1,411)	-	-	(107)	56,101
Deferred tax liabilities relating to prepaid expenses	36,837	(1,947)	-	-	(1)	34,889
Deferred tax liabilities relating to intangible	10,420	(2,632)	-	-	(1,699)	6,089
Deferred tax liabilities relating to other taxable temporary differences	42,551	(5,471)	-	-	(3,165)	33,915
Total deferred tax liabilities	2,064,886	(55,785)	(1,262)	2,649	(16,673)	1,993,815

	Opening balance 01-01-2023	Deferred tax income (expenses)	Deferred tax of items charged to equity	Increase (decrease) business combination	Decrease due to classification to held for sale	Increase (decrease) net exchange differences	Closing balance 12-31-2023
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to liabilities provisions	17,896	(3,993)	-	-	(280)	385	14,008
Deferred tax Assets relating to investments	-	(57,110)	135,171	-	-	-	78,061
Deferred tax Assets relating to post-employment benefits	25,904	(924)	736	-	-	10	25,726
Deferred tax Assets relating to property, plant and equipment	45,919	34,370	-	-	-	121	80,410
Deferred tax Assets relating to impairment provision	13,517	(1,907)	-	-	-	709	12,319
Deferred tax Assets relating to financial instruments	53,347	15,191	17,397	-	(3,986)	586	82,535
Deferred tax Assets relating to tax loss carry forward	110,526	121,524	-	3,516	(3,387)	1,289	233,468
Deferred tax Assets relating to inventories	20,942	4,047	-	-	(50)	72	25,011
Deferred tax Assets relating to provisions for income	9,941	6,859	-	-	-	7	16,807
Deferred tax Assets relating to allowance for doubtful accounts	2,472	(90)	-	-	-	2	2,384
Deferred tax Assets relating to intangible revaluation	1,466	(1,055)	-	-	(457)	81	35
Deferred tax Assets relating to other deductible temporary differences	25,777	12,885	-	-	(239)	642	39,065
Total deferred tax assets	327,707	129,797	153,304	3,516	(8,399)	3,904	609,829

	Opening balance 01-01-2023	Deferred tax (income) Expenses	Deferred tax of items charged to equity	Increase (decrease) business combination	Decrease due to classification to held for sale	Increase (decrease) net exchange differences	Closing balance 12-31-2023
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,421,116	4,372	-	-	(15,638)	5,251	1,415,101
Deferred tax liabilities relating to financial instruments	27,806	1,173	(2,213)	-	-	-	26,766
Deferred tax liabilities relating to biological assets	527,988	2,157	-	-	(60,167)	5,614	475,592
Deferred tax liabilities relating to inventory	56,531	1,059	-	-	-	29	57,619
Deferred tax liabilities relating to prepaid expenses	37,760	(891)	-	-	-	(32)	36,837
Deferred tax liabilities relating to intangible	10,173	(311)	-	-	-	558	10,420
Deferred tax liabilities relating to other taxable temporary differences	23,237	18,224	-	208	-	882	42,551
Total deferred tax liabilities	2,104,611	25,783	(2,213)	208	(75,805)	12,302	2,064,886

	Opening balance 01-01-2022	Deferred tax income (expenses)	Deferred tax of items charged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2022
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to liabilities provisions	13,987	3,767	-	142	17,896
Deferred tax Assets relating to post-employment benefits	19,738	745	5,403	18	25,904
Deferred tax Assets relating to property, plant and equipment	32,480	13,439	-	-	45,919
Deferred tax Assets relating to impairment provision	8,564	4,664	-	289	13,517
Deferred tax Assets relating to financial instruments	108,910	(8,024)	(47,883)	344	53,347
Deferred tax Assets relating to tax loss carry forward	24,972	83,930	-	1,624	110,526
Deferred tax Assets relating to inventories	18,793	2,120	-	29	20,942
Deferred tax Assets relating to provisions for income	19,323	(9,408)	-	26	9,941
Deferred tax Assets relating to allowance for doubtful accounts	4,625	(2,155)	-	2	2,472
Deferred tax Assets relating to intangible revaluation	2,301	(1,013)	-	178	1,466
Deferred tax Assets relating to tax credits	8,996	(8,996)	-	-	-
Deferred tax Assets relating to other deductible temporary differences	24,328	647	-	802	25,777
Total deferred tax assets	287,017	79,716	(42,480)	3,454	327,707

	Opening balance 01-01-2022	Deferred tax (income) expenses	Deferred tax of items charged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2022
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,281,546	130,377	-	3,250	1,415,173
Deferred tax liabilities relating to financial instruments	25,334	5,712	2,704	(1)	33,749
Deferred tax liabilities relating to biological assets	605,166	(80,917)	-	3,739	527,988
Deferred tax liabilities relating to inventory	46,336	10,272	-	(77)	56,531
Deferred tax liabilities relating to prepaid expenses	38,088	(337)	-	9	37,760
Deferred tax liabilities relating to intangible	12,511	(2,648)	-	310	10,173
Deferred tax liabilities relating to other taxable temporary differences	18,204	4,520	-	513	23,237
Total deferred tax liabilities	2,027,185	66,979	2,704	7,743	2,104,611

Temporary differences

The following tables summarize the deductible and taxable temporary differences:

Detail of classes of deferred tax temporary differences	12-31-2024		12-31-2023
	Deductible	Taxable	Deductible	Taxable
	difference	difference	difference	difference
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets	361,884	-	376,361	-
Deferred tax assets - tax loss carry forward	235,828	-	233,468	-
Deferred tax liabilities	-	1,993,815	-	2,064,886
Total	597,712	1,993,815	609,829	2,064,886

Detail of temporary difference income and loss amounts	January – December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets (*)	137,991	8,275	(4,214)
Deferred tax assets - tax loss carry forward (*)	4,175	121,522	83,930
Deferred tax liabilities (*)	53,104	(25,783)	(66,979)
Total	195,270	104,014	12,737

(*) Includes deferred tax expenses related to temporary differences (ThU.S.$ 2,922 as of December 31, 2024), and tax losses (ThU.S.$ 3,008 as of December 31, 2024) generated by Brazilian companies previously classified as held for sale, through the sale date, see Note 14.

Income tax expense

Income tax expense consists of the following:

	January – December
	2024	2023	2022
Income tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(521,903)	(122,530)	(350,143)
Tax benefit arising from tax credit used to reduce current tax expense	177,291	60,934	126,545
Prior period current income tax adjustments	(1,747)	(11,037)	4,716
Other current benefit tax (expenses)	(19,311)	(4,088)	64,024
Current tax expense, net	(365,670)	(76,721)	(154,858)

Deferred tax expense relating to origination and reversal of temporary differences (*)	191,095	(17,508)	(71,193)
Tax benefit arising from tax credits used to reduce deferred tax expense (*)	4,175	121,522	83,930
Total deferred tax benefit (expense), net	195,270	104,014	12,737
Total income tax benefit (expense)	(170,400)	27,293	(142,121)

(*) Includes deferred tax expenses related to temporary differences (ThU.S.$ 2,922 as of December 31, 2024), and tax losses (ThU.S.$ 3,008 as of December 31, 2024) generated by Brazilian companies classified as held for sale, through the sale date, see Note 22.

The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies for the year ended December 31, 2024, 2023 and 2022:

	January – December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(113,313)	(57,856)	(96,745)
Domestic current income tax expense	(252,357)	(18,865)	(58,113)
Total current income tax expense	(365,670)	(76,721)	(154,858)

Foreign deferred tax benefit (expense) (*)	113,445	(28,941)	64,462
Domestic deferred tax benefit (expense)	81,825	132,955	(51,725)
Total deferred tax benefit (expense)	195,270	104,014	12,737

Total income tax benefit (expense)	(170,400)	27,293	(142,121)
(*) Includes deferred tax expenses (ThU.S.$ 5,930 as of December 31, 2024) generated by Brazilian companies previously classified as held for sale, through the sale date, see Note 22.

Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January – December
Reconciliation of income tax from statutory rate to effective tax rate	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27%	27%	27%
Tax expense at statutory tax rate	(174,604)	104,171	(228,514)
Tax effect of foreign tax rates	14,935	2,418	8,853
Tax effect of income exempt from taxation	130,193	85,540	80,229
Tax effect of not deductible expenses	(166,531)	(61,380)	(40,149)
Tax rate effect of previously unrecognized tax loss	-	-	81
Tax effect of a new evaluation of deferred tax assets (*)	64,350	(79,121)	1,557
Tax effect of tax provided in excess in prior periods	(1,747)	(11,037)	4,716
Other tax rate effects (**)	(36,996)	(13,298)	31,106
Total adjustments to tax expense at applicable tax rate	4,204	(76,878)	86,393
Tax benefit (expense) at effective tax rate	(170,400)	27,293	(142,121)
(*) It corresponds mainly to the tax effect associated with the inflation adjustment on Argentine tax bases.
(**) It mainly includes the tax effect generated by the exchange difference in the conversion of tax bases with local currency other than the functional currency.

Arauco has evaluated the potential impact derived from the implementation of the so-called “GloBE or Pillar 2 Rules”, whereby multinational groups are required to pay a minimum effective tax rate of 15%.

To date, this regulation has not been adopted in Chile (the jurisdiction where Arauco’s parent company is based), but it has been adopted in other jurisdictions where Arauco operates, making it necessary to estimate the prospective impact of its application following its entry into force (January 1, 2024).

In this way, and based on its best estimates, Arauco has considered the impact that these regulations could have in all the jurisdictions in which it operates, and to date has determined that these will only have an impact with respect to some of its operations in Uruguay, recognizing for a preliminary tax provision of ThU.S.$ 14,136.

Current tax assets and liabilities

The current tax assets and liabilities balances are as follow:

	12-31-2024	12-31-2023
Current tax assets	ThU.S.$	ThU.S.$
Monthly Provisional Payments	45,691	18,065
Income tax receivable	30,058	91,177
Provision tax income	(45,129)	(37,560)
Other tax receivables	44,993	47,349
Total	75,613	119,031

	12-31-2024	12-31-2023
Current tax liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category)	230,727	48,874
Monthly Provisional Payments and other tax receivables	(203,450)	(33,012)
Other tax payables	288	(2,544)
Total	27,565	13,318